Accounting Policy Changes and Regional Restructure - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Adoption Of IFRS 9
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Impairment of financial assets	£ 38
I F R S16
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	5.76%
Trade Debtors
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Decrease in trade receivable	£ 45
IFRS 15 Revenue
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Decrease in revenue		£ 664	£ 621
IFRS 15 Revenue | Timing of Recognition of Certain Payments to Indirect Customers
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Decrease in revenue		£ 64	£ 0